Related Party Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Disclosures
Related Party Disclosures
19.	Related Party Disclosures

Transactions with Key Management

Key management personnel have been defined as the members of the Advisory Board and Senior Leadership Team of Lilium. The Group had entered into a short-term consultancy contract with one of the key management personnel before his appointment as an employee; total remuneration paid amounted to €8,804 thousand (June 30, 2020: €2,868 thousand).

The annual remuneration and related compensation costs recognized as expense during the reporting period is comprised of the following:

In € thousand	06/30/2021	06/30/2020
Short-term employee benefits	1,697	885
Share-based payment remuneration (2021: 2,077 options; 2020: 1,400 options)	7,107	1,983

Short-term benefits

Short-term benefits include salaries, bonus and other benefits such as medical, death and disability coverage, company car and other usual facilities as applicable.

Share-based payment remuneration

The share-based payment remuneration represents the compensation cost of ESOP and the performance-based equity award. Refer to note 14.

Other transactions

One member of the management board has been granting a convertible loan of €1 million to Lilium in January 2021.

Transactions with related parties

During the period ended June 30, 2021, the convertible loan of €85,900 thousand were converted into 7,187 Series B shares in March 2021. In January 2021, the Group entered into another loan convertible to equity of €1,000 thousand, partially with a related party; the entire loan is outstanding as of the reporting date.

Balances held by entities with significant influence over the Company is as follows:

(In € thousand)	06/30/2021	12/31/2020
Share capital	42	35
Share premium	305,269	174,998

In June 2021, Lilium has closed a licensing agreement for the use of Zenlabs Energy Inc.’s intellectual property. Starting from 2026, there will be a minimum fee which will increase until a certain maximum is reached. In 2020 and 2021, Lilium has purchased promissory notes from Zenlabs Energy Inc., amounting in total to 2,212 thousand as of June 30, 2021 (including interest).

28.	Related Party Disclosures

Transactions with Key Management

Key management personnel have been defined as the members of the Advisory Board and Senior Leadership Team of Lilium. The Company had entered into a short-term consultancy contract with one of the key management personnel before his appointment as an employee; total remuneration paid amounted to €66 thousand (2019: €0 thousand). During 2020, the Company purchased 18 shares each from the four co-founders for a total consideration of EUR 763 thousand (2019: €0 thousand). These shares were reacquired at fair value.

The annual remuneration and related compensation costs recognized as expense during the reporting period is comprised of the following:

In € thousand	2020	2019
Short-term employee benefits	1,966	1,219
Share-based payment remuneration (2020: 1,484 options; 2019: 1,400 options)	14,875	1,835

Short-term benefits

Short-term benefits include salaries, bonus and other benefits such as medical, death and disability coverage, Company car and other usual facilities as applicable.

Share-based payment remuneration

The share-based payment remuneration represents the compensation cost of ESOP and the performance-based equity award. Refer to note 20.

Transactions with related parties

During the year ended December 31, 2019, certain related parties having significant influence over the Company contributed to 271 Series B1 shares at par. Additionally, the Group entered into loans convertible to equity of €48,500 thousand with related parties having significant influence over the Company. This resulted in an increase of capital reserve of €50,515 thousand.

During the year ended December 31, 2020, the 2019 loans were converted into 4,972 Series B shares in March 2020. The Group entered into another loan convertible to equity of €85,900 thousand with a related party having significant influence over the Company; the entire loan is outstanding as of the reporting date. Additionally, certain related parties having significant influence over the Company contributed 4,853 Series B2 shares. This resulted in an increase in capital reserve of €57,998 thousand.

Balances held by entities with significant influence over the Company is as follows:

(In € thousand)	12/31/2020	12/31/2019	01/01/2019
Share capital	35	25	25
Capital reserves	174,998	66,479	66,479